Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities
Schedule of net debt

		Cash and	Other
		cash	financial
	Leases	equivalents	assets	Total
Net asset / (debt) as at January 1, 2023	(373,135)	6,957,086	3,165	6,587,116
Cash flows	281,793	(2,734,657)	(2,317)	(2,455,181)
Effect of modification to lease terms	(252,994)	—	—	(252,994)
Foreign exchange differences	—	(356,948)	—	(356,948)
Net asset / (debt) as at December 31, 2023	(344,336)	3,865,481	848	3,521,993
Cash flows	73,688	(623,425)	5,648	(544,089)
Effect of modification to lease terms	(23,940)	—	—	(23,940)
Disposal	10,178	—	—	10,178
Assets transferred to Neurosterix Pharma Sàrl	242,416	—	—	242,416
Foreign exchange differences	—	99,682	—	99,682
Net asset / (debt) as at December 31, 2024	(41,994)	3,341,738	6,496	3,306,240

Schedule of lease liabilities

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December 31, 2024	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	9,240	38,499	—	47,739	41,994

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December 31, 2023	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	293,399	72,350	—	365,749	344,336